Document and Entity Information	12 Months Ended
Dec. 31, 2019
Entity Registrant Name	Act II Global Acquisition Corp.
Entity Central Index Key	0001753706
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Incorporation State Country Code	E9